UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Growth and Income Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (95.8%)(a)
		Shares	Value

Aerospace and defense (6.7%)

Airbus Group NV (France)		90,468	$5,878,652

Bombardier, Inc. Class B (Canada)		1,147,953	2,265,905

Embraer SA ADR (Brazil)(S)		50,100	1,540,575

General Dynamics Corp.		61,300	8,320,249

Honeywell International, Inc.		141,100	14,718,141

L-3 Communications Holdings, Inc.		86,300	10,855,677

Northrop Grumman Corp.		102,300	16,466,208

Raytheon Co.		80,000	8,740,000

Rockwell Collins, Inc.		28,300	2,732,365

United Technologies Corp.		85,200	9,985,440

			81,503,212
Airlines (1.1%)

American Airlines Group, Inc.		103,600	5,468,008

Delta Air Lines, Inc.		98,700	4,437,552

Japan Airlines Co., Ltd. (Japan)(UR)		128,500	4,005,224

			13,910,784
Auto components (0.3%)

Dana Holding Corp.(S)		82,100	1,737,236

Johnson Controls, Inc.		58,400	2,945,696

			4,682,932
Automobiles (0.6%)

Ford Motor Co.		156,500	2,525,910

General Motors Co.		141,000	5,287,500

			7,813,410
Banks (9.5%)

Bank of America Corp.		1,064,945	16,389,504

Citigroup, Inc.		535,650	27,596,688

Fifth Third Bancorp		133,200	2,510,820

JPMorgan Chase & Co.		508,086	30,779,850

KeyCorp		352,900	4,997,064

Regions Financial Corp.		527,200	4,982,040

SVB Financial Group(NON)		17,700	2,248,608

Wells Fargo & Co.		496,020	26,983,488

			116,488,062
Beverages (1.1%)

Coca-Cola Co. (The)		58,400	2,368,120

Coca-Cola Enterprises, Inc.		85,400	3,774,680

Dr. Pepper Snapple Group, Inc.		18,000	1,412,640

PepsiCo, Inc.		63,800	6,100,556

			13,655,996
Biotechnology (0.2%)

Gilead Sciences, Inc.(NON)		21,400	2,099,982

			2,099,982
Building products (0.5%)

Fortune Brands Home & Security, Inc.		123,100	5,844,788

			5,844,788
Capital markets (4.1%)

Carlyle Group LP (The)		87,298	2,365,776

Charles Schwab Corp. (The)		274,800	8,364,912

E*Trade Financial Corp.(NON)		82,100	2,344,366

Goldman Sachs Group, Inc. (The)		52,169	9,806,207

KKR & Co. LP		248,698	5,672,801

Morgan Stanley		355,864	12,700,786

State Street Corp.		121,600	8,941,248

			50,196,096
Chemicals (3.0%)

Axiall Corp.		53,900	2,530,066

CF Industries Holdings, Inc.		15,400	4,368,672

Dow Chemical Co. (The)		202,300	9,706,354

E.I. du Pont de Nemours & Co.		57,100	4,080,937

Huntsman Corp.		231,400	5,130,138

Linde AG (Germany)		15,359	3,131,227

Monsanto Co.		51,200	5,762,048

Symrise AG (Germany)		27,139	1,716,570

			36,426,012
Commercial services and supplies (0.9%)

ADT Corp. (The)(S)		66,987	2,781,300

Tyco International PLC		201,475	8,675,514

			11,456,814
Communications equipment (0.7%)

Cisco Systems, Inc.		315,800	8,692,395

			8,692,395
Consumer finance (0.6%)

Capital One Financial Corp.		88,972	7,012,773

			7,012,773
Containers and packaging (0.8%)

MeadWestvaco Corp.		54,200	2,702,954

Packaging Corp. of America		82,600	6,458,494

			9,161,448
Diversified consumer services (0.1%)

ITT Educational Services, Inc.(NON)(S)		135,783	921,967

			921,967
Diversified financial services (0.3%)

CBOE Holdings, Inc.		36,600	2,101,023

CME Group, Inc.		18,400	1,742,664

			3,843,687
Diversified telecommunication services (1.2%)

AT&T, Inc.(S)		120,600	3,937,590

Verizon Communications, Inc.		214,972	10,454,088

			14,391,678
Electric utilities (1.7%)

American Electric Power Co., Inc.		49,700	2,795,625

Edison International		70,700	4,416,629

Exelon Corp.		288,300	9,689,763

NextEra Energy, Inc.		36,000	3,745,800

			20,647,817
Electrical equipment (0.5%)

Eaton Corp PLC		81,900	5,564,286

			5,564,286
Electronic equipment, instruments, and components (0.3%)

Corning, Inc.		164,600	3,733,128

			3,733,128
Energy equipment and services (1.5%)

Aker Solutions ASA 144A (Norway)(NON)		115,558	599,181

Baker Hughes, Inc.		50,100	3,185,358

Ezion Holdings, Ltd. (Singapore)(S)		1,597,640	1,249,634

Halliburton Co.		158,300	6,946,204

Oil States International, Inc.(NON)		32,700	1,300,479

Schlumberger, Ltd.		54,389	4,538,218

			17,819,074
Food and staples retail (2.2%)

CVS Health Corp.		205,700	21,230,297

Wal-Mart Stores, Inc.		68,400	5,625,900

			26,856,197
Food products (1.7%)

Hershey Co. (The)		58,400	5,893,144

Kraft Foods Group, Inc.		60,100	5,235,612

Mead Johnson Nutrition Co.		36,700	3,689,451

Mondelez International, Inc. Class A		166,800	6,019,812

			20,838,019
Health-care equipment and supplies (3.1%)

Abbott Laboratories		73,900	3,423,787

Baxter International, Inc.		127,400	8,726,900

Boston Scientific Corp.(NON)		190,100	3,374,275

C.R. Bard, Inc.		18,600	3,112,710

Medtronic PLC		190,724	14,874,565

Zimmer Holdings, Inc.		36,400	4,277,728

			37,789,965
Health-care providers and services (1.4%)

Cardinal Health, Inc.		28,200	2,545,614

Cigna Corp.		43,200	5,591,808

HCA Holdings, Inc.(NON)		52,500	3,949,575

UnitedHealth Group, Inc.		38,500	4,554,165

			16,641,162
Hotels, restaurants, and leisure (1.0%)

Hilton Worldwide Holdings, Inc.(NON)		225,700	6,685,234

Intrawest Resorts Holdings, Inc.(NON)		78,317	682,924

Penn National Gaming, Inc.(NON)(S)		199,242	3,120,130

Vail Resorts, Inc.		18,400	1,902,928

			12,391,216
Household durables (0.7%)

PulteGroup, Inc.		204,700	4,550,481

Whirlpool Corp.		18,000	3,637,080

			8,187,561
Household products (0.6%)

Energizer Holdings, Inc.		28,100	3,879,205

Kimberly-Clark Corp.		28,700	3,074,057

			6,953,262
Independent power and renewable electricity producers (1.9%)

Calpine Corp.(NON)		467,633	10,694,767

NRG Energy, Inc.		478,900	12,063,491

			22,758,258
Industrial conglomerates (2.2%)

General Electric Co.		677,870	16,817,955

Siemens AG (Germany)		88,447	9,575,680

			26,393,635
Insurance (5.0%)

ACE, Ltd.		28,500	3,177,465

Allstate Corp. (The)		43,900	3,124,363

American International Group, Inc.		288,600	15,812,394

Assured Guaranty, Ltd.		191,067	5,042,258

Chubb Corp. (The)		19,117	1,932,729

Everest Re Group, Ltd.		12,300	2,140,200

Genworth Financial, Inc. Class A(NON)		371,200	2,713,472

Hartford Financial Services Group, Inc. (The)		275,800	11,533,956

MetLife, Inc.		137,913	6,971,502

Prudential Financial, Inc.		35,100	2,818,881

Prudential PLC (United Kingdom)		215,970	5,347,462

			60,614,682
Internet and catalog retail (0.1%)

FabFurnish GmbH (acquired 8/02/13, cost $13) (Private) (Brazil)(F)(RES)(NON)		10	8

Global Fashion Holding SA (acquired 8/2/13, cost $636,303) (Private) (Brazil)(F)(RES)(NON)		15,020	335,503

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $13) (Private) (Brazil)(F)(RES)(NON)		10	8

New Middle East Other Assets GmbH (acquired 8/2/13, cost $5) (Private) (Brazil)(F)(RES)(NON)		4	3

Zalando SE (Germany)(NON)		48,217	1,205,959

			1,541,481
Internet software and services (1.0%)

AOL, Inc.(NON)		37,900	1,501,219

Google, Inc. Class C(NON)		15,174	8,315,352

Yahoo!, Inc.(NON)		56,500	2,510,578

			12,327,149
IT Services (0.4%)

Computer Sciences Corp.		38,500	2,513,280

Fidelity National Information Services, Inc.		33,000	2,245,980

			4,759,260
Media (3.0%)

CBS Corp. Class B (non-voting shares)		43,300	2,625,279

Comcast Corp. Class A(S)		170,100	9,605,547

DISH Network Corp. Class A(NON)		82,600	5,786,956

Liberty Global PLC Ser. C (United Kingdom)(NON)		192,500	9,588,425

Time Warner, Inc.		98,600	8,325,784

			35,931,991
Metals and mining (0.8%)

Barrick Gold Corp. (Canada)		148,500	1,627,560

BHP Billiton, Ltd. (Australia)		103,573	2,412,155

Freeport-McMoRan, Inc. (Indonesia)		198,152	3,754,980

Goldcorp, Inc. (Canada)		37,000	670,440

Newmont Mining Corp.		48,900	1,061,619

			9,526,754
Multi-utilities (0.7%)

Ameren Corp.		65,900	2,780,980

CMS Energy Corp.		59,400	2,073,654

PG&E Corp.		72,300	3,836,961

			8,691,595
Multiline retail (0.3%)

Macy's, Inc.		53,900	3,498,649

			3,498,649
Oil, gas, and consumable fuels (10.4%)

Anadarko Petroleum Corp.		107,600	8,910,356

Cabot Oil & Gas Corp.		193,000	5,699,290

California Resources Corp.(NON)		52,414	398,871

Chevron Corp.		100,900	10,592,482

CONSOL Energy, Inc.		129,000	3,597,810

EnCana Corp. (Canada)		199,536	2,227,657

Energen Corp.		32,500	2,145,000

EOG Resources, Inc.		32,700	2,998,263

EP Energy Corp. Class A(NON)(S)		277,700	2,910,296

Exxon Mobil Corp.		226,818	19,279,530

Gaztransport Et Technigaz SA (France)		30,074	1,774,659

Gulfport Energy Corp.(NON)		104,800	4,811,368

Marathon Oil Corp.		258,600	6,752,046

MPLX LP		31,600	2,315,016

Noble Energy, Inc.		38,100	1,863,090

Nordic American Tankers, Ltd. (Norway)(S)		190,900	2,273,619

Occidental Petroleum Corp.		49,586	3,619,778

Peabody Energy Corp.(S)		234,400	1,153,248

QEP Resources, Inc.		290,000	6,046,500

Royal Dutch Shell PLC ADR (United Kingdom)		208,458	12,434,520

Scorpio Tankers, Inc.		424,300	3,996,906

Southwestern Energy Co.(NON)(S)		147,900	3,429,801

Suncor Energy, Inc. (Canada)		158,815	4,640,751

Total SA ADR (France)(S)		139,100	6,907,706

Whiting Petroleum Corp.(NON)		173,456	5,359,790

			126,138,353
Paper and forest products (0.4%)

Boise Cascade Co.(NON)		43,800	1,640,748

Louisiana-Pacific Corp.(NON)(S)		215,300	3,554,603

			5,195,351
Personal products (0.9%)

Avon Products, Inc.		420,363	3,358,700

Coty, Inc. Class A(NON)(S)		317,481	7,705,264

			11,063,964
Pharmaceuticals (10.6%)

AbbVie, Inc.		57,500	3,366,050

Actavis PLC(NON)		36,800	10,952,416

AstraZeneca PLC ADR (United Kingdom)		183,800	12,577,434

Bristol-Myers Squibb Co.		164,300	10,597,350

Eli Lilly & Co.		147,300	10,701,345

Johnson & Johnson		167,400	16,840,440

Merck & Co., Inc.		342,225	19,671,093

Mylan NV(NON)		29,300	1,738,955

Pfizer, Inc.		636,354	22,138,756

Sanofi ADR (France)		111,500	5,512,560

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		111,200	6,927,760

Zoetis, Inc.		178,502	8,262,858

			129,287,017
Real estate investment trusts (REITs) (0.8%)

Altisource Residential Corp.		107,927	2,251,357

American Tower Corp.		37,900	3,568,285

Equity Lifestyle Properties, Inc.		70,100	3,851,995

			9,671,637
Semiconductors and semiconductor equipment (2.6%)

Applied Materials, Inc.		80,500	1,816,080

Avago Technologies, Ltd.		19,500	2,476,110

Broadcom Corp. Class A		71,800	3,108,581

Canadian Solar, Inc. (Canada)(NON)		61,400	2,050,146

Fairchild Semiconductor International, Inc.(NON)		121,500	2,208,870

Intel Corp.		386,200	12,076,474

Lam Research Corp.		50,063	3,516,175

Micron Technology, Inc.(NON)		146,300	3,969,119

			31,221,555
Software (2.0%)

Microsoft Corp.		222,500	9,045,738

Oracle Corp.		279,600	12,064,740

TiVo, Inc.(NON)		290,000	3,076,900

			24,187,378
Specialty retail (1.6%)

Bed Bath & Beyond, Inc.(NON)		38,800	2,978,870

Gap, Inc. (The)		115,900	5,021,947

Home Depot, Inc. (The)		34,900	3,964,989

Michaels Cos., Inc. (The)(NON)		114,800	3,106,488

Tiffany & Co.		14,300	1,258,543

Tile Shop Holdings, Inc.(NON)		261,900	3,171,609

			19,502,446
Technology hardware, storage, and peripherals (2.7%)

Apple, Inc.		103,400	12,866,062

Hewlett-Packard Co.		178,810	5,571,720

NetApp, Inc.		53,900	1,911,294

QLogic Corp.(NON)		212,100	3,126,354

Samsung Electronics Co., Ltd. (South Korea)		3,457	4,481,318

SanDisk Corp.		37,400	2,379,388

Western Digital Corp.		27,300	2,484,573

			32,820,709
Textiles, apparel, and luxury goods (0.2%)

Michael Kors Holdings, Ltd.(NON)		34,100	2,242,075

			2,242,075
Thrifts and mortgage finance (0.6%)

Radian Group, Inc.		460,387	7,729,898

			7,729,898
Tobacco (0.5%)

Philip Morris International, Inc.		75,300	5,672,349

			5,672,349
Wireless telecommunication services (0.7%)

Vodafone Group PLC ADR (United Kingdom)		268,010	8,758,563

			8,758,563

Total common stocks (cost $889,041,245)			$1,165,058,472

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
		Shares	Value

Actavis PLC Ser. A, $5.50 cv. pfd.(NON)		2,708	$2,740,496

Total convertible preferred stocks (cost $2,708,000)			$2,740,496

SHORT-TERM INVESTMENTS (6.5%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	Shares	37,539,580	$37,539,580

Putnam Short Term Investment Fund 0.09%(AFF)	Shares	40,388,023	40,388,023

U.S. Treasury Bills with an effective yield of 0.01%, May 28, 2015		$200,000	199,996

U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015(SEGSF)		110,000	109,998

U.S. Treasury Bills with an effective yield of 0.01%, May 14, 2015(SEGSF)		210,000	209,998

Total short-term investments (cost $78,447,595)			$78,447,595

TOTAL INVESTMENTS

Total investments (cost $970,196,840)(b)			$1,246,246,563

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $22,754,225) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	6/17/15	$12,801,027	$13,271,701	$470,674
	Euro	Sell	6/17/15	8,358,407	8,688,353	329,946
JPMorgan Chase Bank N.A.
	Euro	Sell	6/17/15	760,237	794,171	33,934

Total						$834,554

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
shares	33,023	$—	5/6/15	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	$(416,288)

Total		$—	$(416,288)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,215,786,479.
(b)	The aggregate identified cost on a tax basis is $980,549,470, resulting in gross unrealized appreciation and depreciation of $304,994,189 and $39,297,096, respectively, or net unrealized appreciation of $265,697,093.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $335,522, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$43,117,683	$60,069,564	$62,799,224	$15,298	$40,388,023
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $37,539,580, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $36,251,988.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 7,200 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
At the close of the reporting period, the fund maintained liquid assets totaling $421,073 to cover certain derivative contracts and the settlement of certain securities.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $686,869 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $416,288 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $237,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$95,172,247	$1,205,959	$335,522
Consumer staples	85,039,787	—	—
Energy	140,333,953	3,623,474	—
Financials	250,209,373	5,347,462	—
Health care	185,818,126	—	—
Industrials	125,213,963	19,459,556	—
Information technology	113,260,256	4,481,318	—
Materials	53,049,613	7,259,952	—
Telecommunication services	23,150,241	—	—
Utilities	52,097,670	—	—
Total common stocks	1,123,345,229	41,377,721	335,522
Convertible preferred stocks	2,740,496	—	—
Short-term investments	40,388,023	38,059,572	—

Totals by level	$1,166,473,748	$79,437,293	$335,522

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$834,554	$—
Total return swap contracts	—	(416,288)	—

Totals by level	$—	$418,266	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$834,554	$—
Equity contracts	—	416,288

Total	$834,554	$416,288

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$22,200,000
OTC total return swap contracts (notional)		$2,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Credit Suisse International	JPMorgan Chase Bank N.A.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—
	Forward currency contracts#	—	800,620	33,934	834,554

	Total Assets	$—	$800,620	$33,934	$834,554

	Liabilities:
	OTC Total return swap contracts*#	416,288	—	—	416,288
	Forward currency contracts#	—	—	—	—

	Total Liabilities	$416,288	$—	$—	$416,288

	Total Financial and Derivative Net Assets	$(416,288)	$800,620	$33,934	$418,266
	Total collateral received (pledged)##†	$(237,000)	$686,869	$—
	Net amount	$(179,288)	$113,751	$33,934

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015